Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
Net income (loss)	$ 519	$ (1,358)	$ 1,284
Adjustments to reconcile to net cash provided (used) by operating activities:
Depreciation and amortization	1,720	1,702	1,151
Provision (benefit) for deferred income taxes	(83)	4	25
Impairment of goodwill	0	1,098	0
Impairment of equity-method investments	430	1,359	0
Impairment of and net (gain) loss on sale of assets and businesses	481	150	68
Amortization of stock-based awards	20	27	9
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	80	(67)	(169)
Inventories	(20)	105	(36)
Other current assets and deferred charges	(2)	2	(43)
Accounts payable	15	(126)	(42)
Accrued liabilities	503	(15)	(233)
Affiliate accounts receivable and payable – net	(37)	0	9
Other, including changes in noncurrent assets and liabilities	322	(218)	322
Net cash provided (used) by operating activities	3,948	2,663	2,345
FINANCING ACTIVITIES:
Proceeds from (payments of) commercial paper – net	(409)	(306)	572
Proceeds from long-term debt	4,248	7,675	4,386
Payments of long-term debt	(4,936)	(4,699)	(1,157)
Proceeds from sales of common units	614	59	55
Contributions from general partner	26	14	13
Distributions to limited partners and general partner	(2,531)	(2,686)	(2,448)
Distributions to noncontrolling interests	(92)	(87)	(243)
Contributions from noncontrolling interests	29	111	334
Contributions from The Williams Companies, Inc. – net	0	20	73
Payments for debt issuance costs	(9)	(33)	(24)
Special distribution from Gulfstream	0	396	0
Contribution to Gulfstream for repayment of debt	(148)	(248)	0
Other – net	(10)	(3)	24
Net cash provided (used) by financing activities	(3,218)	213	1,585
INVESTING ACTIVITIES:
Capital expenditures (1)	(1,944)	(2,795)	(3,692)
Net proceeds from dispositions	6	3	34
Proceeds from sale of businesses, net of cash divested	672	0	0
Purchases of businesses, net of cash acquired	0	(112)	0
Purchases of and contributions to equity-method investments	(177)	(594)	(468)
Distributions from unconsolidated affiliates in excess of cumulative earnings	472	404	141
Other – net	290	143	116
Net cash provided (used) by investing activities	(681)	(2,951)	(3,869)
Increase (decrease) in cash and cash equivalents	49	(75)	61
Cash and cash equivalents at beginning of year	96	171	110
Cash and cash equivalents at end of year	145	96	171
(1) Increases to property, plant, and equipment	(1,871)	(2,649)	(3,571)
Changes in related accounts payable and accrued liabilities	(73)	(146)	(121)
Capital expenditures (1)	$ (1,944)	$ (2,795)	$ (3,692)